Disposal groups classified as held for sale - Assets and liabilities of disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Jun. 01, 2025	Dec. 31, 2024	Sep. 30, 2024
Disposal groups classified as held for sale
Cash and cash equivalents	€ 1,255,948		€ 1,180,187
Trade accounts and other receivables from unrelated parties	3,241,981		3,367,111
Property, plant and equipment	3,264,804		3,646,126
Right-of-use assets	3,133,305		3,612,456
Goodwill	13,585,362	€ 14,035,273	15,170,652
Total assets	30,887,005		33,566,579	€ 32,510,801
Accounts payable to unrelated parties	725,847		904,278
Total liabilities	16,978,599		17,798,066
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Cash and cash equivalents	274		5,141
Trade accounts and other receivables from unrelated parties	881		27,085
Property, plant and equipment	922		16,346
Right-of-use assets	2,037		5,915
Goodwill	36,382		92,557
Other	4,194		13,969
Total assets	44,690		161,013
Accounts payable to unrelated parties	61		1,628
Lease liabilities	1,919		6,097
Provisions and other liabilities	349		19,786
Total liabilities	2,329		27,511
Accumulated foreign currency translation gains (losses) recognized in other comprehensive income	€ (18,290)		€ (44,693)